Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Fair Value Assumptions
	2014 Grant	2013 Grant
Valuation assumptions:
Dividend yield	0	0
Expected volatility	64%-71%	64%-69%
Risk-free interest rate	1.67%-2.3%	1.74%
Expected life (years)	4.8-6.4	6.4
Vesting period (years)	4	4

Stock Option Activity

	Year Ended December 31,
	2014		2013		2012
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$

Outstanding at January 1	735,519	2.99	1,195,085	3.15	1,234,199	3.31
Granted	296,000	3.53	75,000	1.73	134,010	1.60
Forfeited and cancelled	(108,724)	2.47	(174,915)	2.96	(173,124)	3.11
Exercised	(88,996)	2.14	(359,651)	3.26	-	-

Outstanding at year end	833,799	3.34	735,519	2.99	1,195,085	3.15

Vested at year end	423,291	3.56	368,016	3.42	395,395	3.29

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2014	833,799	3.34	0.73	205.66

Vested and expected to vest at
December 31, 2014	800,958	3.34	0.73	189.20

Exercisable at December 31, 2014	423,291	3.56	3.00	87.68

Information about Share Options

			Weighted
			average
	Number of		remaining
	outstanding	Number	contractual
Exercise price US$	options	exercisable	life in years

0-2	155,000	66,248	7.82
3-5	668,799	347,043	7.19
6-7	10,000	10,000	1.58
	833,799	423,291	7.24

Information about Nonvested Options
		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2014	367,503	1.32
Granted	296,000	1.82
Vested	(164,254)	1.88
Forfeited	(88,741)	1.21

Balance at December 31, 2014	410,508	1.48